Condensed Consolidated Balance Sheets (Q2) (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018
Preferred Stock [Member] | Convertible Series A Preferred Stock [Member]
Preferred stock, shares issued (in shares)	0	2,391,403
Preferred stock, shares outstanding (in shares)	0	2,391,403
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	88,000,000	580,000,000
Common stock, shares issued (in shares)	43,168,161	11,661,485
Common stock, shares outstanding (in shares)	43,168,161	11,661,485
Preferred stock, par value (in dollars per share)		$ 0.001
Preferred stock, shares outstanding (in shares)	1,707,920
Series E Preferred Stock [Member]
Redeemable convertible preferred, par value (in dollars per share)	$ 0.001	$ 0.001
Redeemable convertible preferred, shares authorized (in shares)	2,900,000	0
Redeemable convertible preferred, shares issued (in shares)	1,707,919	0
Redeemable convertible preferred, shares outstanding (in shares)	1,707,919	0
Preferred stock, par value (in dollars per share)		$ 0.001
Preferred stock, shares outstanding (in shares)	1,707,920	2,846,355.54
Convertible Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares issued (in shares)		1,000